NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details)	Jun. 30, 2016	Jun. 30, 2015
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.7401	0.7655
Weighted Average [Member]
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.7282	0.8369